SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported on the condensed consolidated balance sheet as of September 30, 2025 and 2024, and December 31, 2024, to the amounts reported on the condensed consolidated statement of cash flows (in thousands):

	September 30,	December 31,	September 30,
	2025	2024	2024
Cash	$3,800	$1,329	$2,898
Cash equivalents	162	3,228	—
Restricted cash	309	307	306
Total cash, cash equivalents and restricted cash	$4,271	$4,864	$3,204

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported on the consolidated balance sheet as of December 31, 2024 and 2023, to the amounts reported on the consolidated statement of cash flows (in thousands):

	December 31,
	2024	2023
Cash	$1,329	$2,237
Cash equivalents	3,228	584
Restricted cash	307	307
Total cash, cash equivalents and restricted cash	$4,864	$3,128

Schedule of estimated useful lives of property and equipment

Asset Type	Years
Lab equipment	5
Furniture and fixtures	7
Computer equipment	5

Schedule of fair value hierarchy for financial assets and liabilities	The following table represents the fair value hierarchy for the financial assets and liabilities held by the Company measured at fair value on a recurring basis (in thousands):

	As of September 30, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$162	$—	$—	$162
Total financial assets	$162	$—	$—	$162

Convertible debt subject to credit risk analysis	$—	$9,560	$—	$9,560
Total financial liabilities	$—	$9,560	$—	$9,560

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$3,228	$—	$—	$3,228
Total financial assets	$3,228	$—	$—	$3,228
The following table represents the fair value hierarchy for the financial assets and liabilities held by the Company measured at fair value on a recurring basis (in thousands):

	As of December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$3,228	$—	$—	$3,228
Total financial assets	$3,228	$—	$—	$3,228

	As of December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Money market funds	$378	$—	$—	$378
Total financial assets	$378	$—	$—	$378